Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 536,241	$ 1,242,226
Prepaid expenses	371,434	509,248
Total current assets	907,675	1,751,474
Investments held in Trust Account	175,983,363	175,950,325
Total Assets	176,891,038	177,701,799
Current liabilities:
Accounts payable	271,335	296,718
Accrued expenses	75,000	70,000
Franchise tax payable	131,241	83,836
Total current liabilities	477,576	450,554
Deferred underwriting commissions	6,900,000	6,900,000
Derivative warrant liabilities	20,611,750	15,871,750
Total Liabilities	27,989,326	23,222,304
Commitments and Contingencies
Class A common stock; $0.0001 par value; 14,108,010 and 14,654,852 shares subject to possible redemption at $10.20 per share at June 30, 2021 and December 31, 2020, respectively	143,901,702	149,479,490
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	13,535,582	7,957,848
Accumulated deficit	(8,536,317)	(2,958,534)
Total stockholders' equity	5,000,010	5,000,005
Total Liabilities and Stockholders' Equity	176,891,038	177,701,799
Common Class A [Member]
Stockholders' Equity:
Common stock	314	260
Total stockholders' equity	314	260
Common Class B [Member]
Stockholders' Equity:
Common stock	431	431
Total stockholders' equity	$ 431	$ 431